Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

April 30, 2020

ANR-QTLY-0620
1.800328.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Energy Equipment & Services - 7.8%
Oil & Gas Drilling - 0.6%
Nabors Industries Ltd.	19,212	$282,993
Odfjell Drilling Ltd. (a)	1,111,056	921,809
Patterson-UTI Energy, Inc.	224,300	827,667
Shelf Drilling Ltd. (a)(b)	888,328	307,813
		2,340,282
Oil & Gas Equipment & Services - 7.2%
Baker Hughes Co. Class A	1,069,400	14,918,130
Cactus, Inc.	97,400	1,731,772
Forum Energy Technologies, Inc. (a)	310,527	133,527
Nextier Oilfield Solutions, Inc. (a)	444,400	1,031,008
Oceaneering International, Inc. (a)	221,600	1,139,024
ProPetro Holding Corp. (a)	444,600	1,885,104
RigNet, Inc. (a)	310,751	419,514
Schlumberger Ltd.	282,018	4,743,543
TechnipFMC PLC	443,600	3,952,476
		29,954,098

TOTAL ENERGY EQUIPMENT & SERVICES		32,294,380

Independent Power and Renewable Electricity Producers - 2.8%
Independent Power Producers & Energy Traders - 2.8%
Vistra Energy Corp.	603,000	11,782,620
Oil, Gas & Consumable Fuels - 88.4%
Integrated Oil & Gas - 43.7%
BP PLC sponsored ADR	960,600	22,862,280
Chevron Corp.	916,009	84,272,829
Exxon Mobil Corp.	1,274,361	59,219,556
Occidental Petroleum Corp. (c)	432,400	7,177,840
Suncor Energy, Inc.	233,700	4,167,128
Total SA sponsored ADR	92,300	3,244,345
		180,943,978
Oil & Gas Exploration & Production - 22.5%
Callon Petroleum Co. (a)	499,200	469,098
Canadian Natural Resources Ltd.	197,800	3,312,416
Cimarex Energy Co.	92,700	2,356,434
Concho Resources, Inc.	34,200	1,939,824
ConocoPhillips Co.	484,800	20,410,080
Devon Energy Corp.	547,000	6,821,090
EOG Resources, Inc.	352,886	16,765,614
Hess Corp.	55,700	2,709,248
Kosmos Energy Ltd.	604,100	996,765
Magnolia Oil & Gas Corp. Class A (a)	312,100	2,019,287
National Energy Services Reunited Corp. (a)	466,200	2,382,282
Noble Energy, Inc.	786,100	7,711,641
Northern Oil & Gas, Inc. (a)(c)	2,133,400	1,786,082
Ovintiv, Inc. (c)	153,180	957,409
Parsley Energy, Inc. Class A	236,200	2,232,090
PDC Energy, Inc. (a)	309,588	4,021,548
Pioneer Natural Resources Co.	171,816	15,344,887
Viper Energy Partners LP	131,800	1,223,104
		93,458,899
Oil & Gas Refining & Marketing - 10.7%
HollyFrontier Corp.	11,200	370,048
Marathon Petroleum Corp.	397,278	12,744,678
Phillips 66 Co.	179,818	13,157,283
Valero Energy Corp.	281,100	17,807,685
World Fuel Services Corp.	14,600	365,000
		44,444,694
Oil & Gas Storage & Transport - 11.5%
Cheniere Energy, Inc. (a)	451,900	21,099,211
Enterprise Products Partners LP	336,500	5,908,940
Euronav NV	84,800	906,512
Golar LNG Ltd. (c)	222,900	1,580,361
Noble Midstream Partners LP	307,288	2,252,421
Teekay LNG Partners LP	217,700	2,518,789
The Williams Companies, Inc.	689,400	13,353,678
		47,619,912

TOTAL OIL, GAS & CONSUMABLE FUELS		366,467,483

TOTAL COMMON STOCKS
(Cost $557,374,236)		410,544,483

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.16% (d)	4,324,489	4,325,787
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	3,504,258	3,504,608
TOTAL MONEY MARKET FUNDS
(Cost $7,830,320)		7,830,395
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $565,204,556)		418,374,878
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(3,860,218)
NET ASSETS - 100%		$414,514,660

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $307,813 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,079
Fidelity Securities Lending Cash Central Fund	12,158
Total	$52,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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